Schedule of net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss per Share
Net Loss	$ (50,715,696)	$ (32,385,895)
Weighted average shares outstanding - basic	24,297,063	19,172,619
Weighted average shares outstanding - diluted	24,297,063	19,172,619
Net loss per share - basic	$ (2.09)	$ (1.69)
Net loss per share - diluted	$ (2.09)	$ (1.69)